Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	March 31, 2022	December 31, 2021

Computer and office equipment	$2,807	$2,807
Lab equipment	15,606	15,606
Furniture	43,705	43,705
Leasehold improvements	543,118	450,374
Machinery	657,017	627,641
Subtotal	1,262,254	1,140,133
Accumulated Depreciation	(329,083)	(286,842)

Property and Equipment, net	$933,171	$853,290

	December 31, 2021	December 31, 2020

Computer and office equipment	$2,807	$2,807
Lab equipment	15,606	15,606
Furniture	43,705	43,705
Leasehold improvements	450,374	422,318
Machinery	627,641	623,190
Subtotal	1,140,132	1,107,626
Accumulated Depreciation	(286,842)	(121,219)

Property and Equipment, net	$853,290	$986,407